STOCKHOLDERS’ EQUITY / (DEFICIT) (Details Narrative)									1 Months Ended									3 Months Ended	4 Months Ended			8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2025 $ / shares shares	Mar. 24, 2025 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares	Jan. 23, 2025 $ / shares shares	Nov. 25, 2024 USD ($) Integer d $ / shares shares	Nov. 22, 2024 shares	Jun. 30, 2024 shares	May 14, 2024 shares	Jan. 31, 2025 USD ($) $ / shares	Jan. 23, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Mar. 31, 2024 USD ($) bbl $ / shares shares	Oct. 31, 2023 $ / shares shares	Mar. 31, 2025	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Apr. 15, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) bbl $ / shares shares	Apr. 30, 2025 shares	Jan. 24, 2025 $ / shares	Nov. 21, 2024 $ / shares shares	Oct. 30, 2024 USD ($)	Apr. 01, 2024 shares	Feb. 29, 2024 shares	Oct. 30, 2023 shares	Oct. 29, 2023 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Reverse stock split								.57-for-1 reverse stock split
Underwriting discounts and commission | $																									$ 262,896
Private placement of common warrants | $																								$ 1,397,998
Payment for underwriting discounts and commission | $					$ 127,000
Percentage of beneficially own												9.99%
Percentage of election of the holder												9.99%
Warrants issued (in shares)											796,176											796,176		796,176	116,928
Common stock, shares authorized											70,000,000						10,000,000					70,000,000		70,000,000	10,000,000							3,000,000
Common stock, par value | $ / shares											$ 0.0001						$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001
Dividends declared | $ / shares																								$ 0
Aggregate principal amount | $											$ 3,758,595											$ 3,758,595		$ 3,758,595	$ 14,270,956
Common stock, shares issued											5,273,611											5,273,611		5,273,611	381,484
Common stock, shares outstanding											5,273,611											5,273,611		5,273,611	381,484
Authorized capital								75,000,000								10,000,000														70,000,000		10,000,000	3,000,000
Common stock, shares exchanged for warrants												2,816,291
Preferred stock, authorized shares											5,000,000											5,000,000		5,000,000	0
Preferred stock, shares issued											494,840											494,840		494,840	0
Preferred stock, shares outstanding											494,840											494,840		494,840	0
Preferred stock, par value | $ / shares											$ 0.0001											$ 0.0001		$ 0.0001	$ 0.0001
Exercise price | $ / shares																								$ 5.00
Subscription amount | $											$ 24,495,000											$ 24,495,000		$ 24,495,000
Number of barrels | bbl																600									1,200
Exercisable, weighted averageremaining contractual term																								10 months 9 days	1 year 10 months 9 days
Stock-based compensation expense | $																								$ 4,892,110	$ 18,594
Forfeited/Canceled/Expired (in shares)																								105,880	2,798
Granted (in shares)																								234,525	14,015
Granted (in dollars per share) | $ / shares																								$ 4.00	$ 157.89
Weighted Average Expected Volatility																								70.00%
Expected Dividends | $
Weighted Average Expected Term (in years)							5 years																	5 years
Risk-Free Interest Rate							4.08%																	4.22%
Warrants, weighted-average remaining contractual term																								1 year 10 months 6 days
Deferred payroll expense | $																								$ 848,908
Payment of deferred payroll expense | $											457,730
Deferred payroll expense included in accrued liabilities | $											391,179											391,179		391,179
Deferred compensation equity | $											$ 1,894,615											$ 1,894,615		$ 1,894,615
Incentive Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares											$ 157.89											$ 157.89		$ 157.89
Options, granted (in shares)																								0	0
Vesting period																								0 years
Options, excercisable period																								3 months
Number of years volumes of peer companies, used to calculate volatility																								5 years
Stock option plan, period in force																								10 years
Unrecognized compensation expense | $											$ 0											$ 0		$ 0
Exercisable, weighted averageremaining contractual term																								1 year 10 months 9 days
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Forfeited/Canceled/Expired (in shares)														105,360
Granted (in shares)														2,500								11,064
Granted (in dollars per share) | $ / shares																						$ 157.89
Restricted stock unit expense | $																								$ 2,684,995
RSU shares settled (in shares)																								245,589
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																								180 days
Restricted Stock Units (RSUs) [Member] | Employees Directors Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Granted (in shares)														234,525
Granted (in dollars per share) | $ / shares														$ 4.00
Minimum [Member] | Incentive Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																								1 year
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																								1 year
Maximum [Member] | Incentive Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																								4 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																								4 years
2024 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Option shares authorized (in shares)					2,500,000
Options, granted (in shares)																								0
2019 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Performance units to eligible participants period																								10 years
Option awards grants (in shares)											256,500											256,500		256,500
2019 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Forfeited/Canceled/Expired (in shares)																								520
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																			$ 0.001
Warrants issued (in shares)																			327,868
Convertible conversion price | $ / shares																											$ 1.10
Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																								$ 15,278,168
Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																								$ 11,784,068
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares												$ 5.00
Common stock, shares authorized																	9,500,000													69,500,000
Common stock. number of votes | Integer																								1
Common stock, shares issued											5,273,611											5,273,611		5,273,611
Common stock, shares outstanding											5,273,611											5,273,611		5,273,611	381,484										381,556
Shares repurchased											21											21		21
Exercise of warrants to purchase common stock																								317,853
Warrant outstanding (in shares)												19,983
Stock-based compensation expense | $
Common Stock [Member] | Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																								$ 382
Conversion of Equity																								3,819,542
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																								$ 295
Conversion of Equity																								2,946,015
Founders Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																	500,000													500,000
Common stock. number of votes | Integer																								4
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense | $																								$ 4,892,110	$ 18,594
Stock-based compensation, accrued but not yet awarded | $											$ 312,500											$ 312,500		312,500
Additional Paid-in Capital [Member] | Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																								15,277,786
Additional Paid-in Capital [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																								$ 11,783,773
Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized								5,000,000
Preferred stock, shares outstanding											494,840											494,840		494,840
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares					$ 5.00
Accounts receivable factoring arrangement | $													$ 299,667
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 1.838
Preferred stock, authorized shares														5,000,000
Preferred stock, shares issued														4,948,478
Preferred stock, shares outstanding														4,948,478
Preferred stock, shares available for issuance | $											$ 0											$ 0		$ 0
Preferred stock, par value | $ / shares											$ 0.0001											$ 0.0001		$ 0.0001
Preferred stock, subscriptions per share | $ / shares											10											10		10
Preferred stock, par value | $ / shares											$ 12											$ 12		$ 12
Subscription price percentage																								25.00%
Dividend percentage																								15.00%
Preferred stock, dividends | $ / shares																								$ 1.80
Percentage of accrued dividends											110.00%											110.00%		110.00%
Preferred stock, conversion rate, percent of calculation					110.00%																			110.00%
Convertible conversion price | $ / shares					$ 4.00						$ 5.00											$ 5.00		$ 5.00
Preferred stock redemption, term prior to written notice																								30 days
Preferred stock, redemption price as percent of stated amount																								110.00%
Subscriptions received | $											$ 492,366											$ 492,366	$ 4,948,478	$ 492,366
Received subscriptions | $																							2,025,000
Subscription amount | $																							$ 1,155,000
Number of barrels | Integer																							525
Barrels average value | Integer																							2,200
Aggregate total fixed assets | $																							$ 259,875
Aggregate total inventory | $																							895,125
Extinguishment of debt | $																							$ 719,919
Shares of preferred stock																							93,789
Preferred stock, liquidation preference, percent of preference calculation																								110.00%
Preferred stock, par value | $											5,938,080											5,938,080		$ 5,938,080
Preferred stock, liquidation preference | $											$ 6,943,830											$ 6,943,830		$ 6,943,830
Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding											494,840											494,840		494,840
Stock-based compensation expense | $
Series A Preferred Stock [Member] | Preferred Stock [Member] | Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $
Series A Preferred Stock [Member] | Preferred Stock [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $
Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares					4.00
Convertible promissory notes converted												29,661
Subscriptions received | $																							$ 1,831,265
Received subscriptions | $																							$ 834,000
Number of barrels | Integer																							50
Barrels average value | Integer																							2,212
Aggregate total fixed assets | $																							$ 24,750
Aggregate total inventory | $																							85,850
Aggregate received amount | $																							110,600
Extinguishment of debt | $																							$ 296,619
Shares of preferred stock																							59,001
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																																9,500,000
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity																								2,946,015
Common Stock [Member] | Related Party [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted						250,000
Warrants converted						250,000
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																			119,207
Preferred stock, authorized				750,000						750,000
Preferred stock, par value | $ / shares				$ 0.0001						$ 0.0001
Preferred stock, subscriptions per share | $ / shares				10.00						10.00
Preferred stock, par value | $ / shares				$ 12						12
Dividend percentage				15.00%
Preferred stock, dividends | $ / shares				$ 1.80						$ 1.80
Percentage of accrued dividends				110.00%						110.00%
Preferred stock, conversion rate, percent of calculation				110.00%
Preferred stock, liquidation preference, percent of preference calculation				110.00%														110.00%
Preferred stock, par value | $																			$ 3,062,172	$ 3,062,172
Preferred stock, subscription				10						10
Share conversion threshold period				36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares				90 days
Preferred stock, redemption, prior written notice				30 days
Preferred stock, redemption, percent of redemption calculation				110.00%
Preferred stock, subscription amount | $																			$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding																			255,181	255,181
Liquidation preference | $																				$ 3,433,497
Series B Preferred Stock [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, subscription amount | $																			$ 250,000	$ 250,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares					$ 4.00
2022 and 2023 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares															$ 6.00
Aggregate principal amount | $					$ 15,278,168
Warrant outstanding (in shares)															908,334
2022 and 2023 Convertible Notes [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted																								3,312,148
2022 and 2023 Convertible Notes [Member] | Common Stock [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted																	1,717,559
Convertible Whiskey Special Ops 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted					2,399,090
May 2024 and July 2024 Factoring Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted					66,549
Accounts receivable factoring arrangement | $					$ 399,667
May 2024 and July 2024 Factoring Agreements [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted					44,291
May 2024 and July 2024 Factoring Agreements [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted					29,661
Accounts receivable factoring arrangement | $					$ 266,667
July 2024 Accounts Receivable Factoring Arrangement [Member]
Subsidiary, Sale of Stock [Line Items]
Accounts receivable factoring arrangement | $					$ 250,000
July 2024 Accounts Receivable Factoring Arrangement [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted					27,700
Whiskey Special Ops Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount | $					$ 11,784,068
Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized							2,399,090								2,399,090
Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																										2,399,090
Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized															1,203,783
Whiskey Special Ops 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00										$ 5.00
Warrant outstanding (in shares)					1,657,718										755,919
Consecutive trading days | d					5
Trading days | Integer																								20
Exercise price of the warrant percentage					125.00%																			125.00%
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount | $																$ 10,000,000																		$ 5,000,000
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)					558,250
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																									106,667
Whiskey Special Ops 2023 Notes [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)					197,013
Whiskey Special Ops 2023 Notes [Member] | Common Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																															1,203,783
Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares											$ 5.00											$ 5.00		$ 5.00
Common warrants					382,205																			382,205
Class of warrant exercise price (in dollars per share) | $ / shares					$ 0.01
Class of warrant, price per warrant | $ / shares					$ 3.99
Warrants term					5 years
Percentage of beneficially own					4.99%
Percentage of election of the holder					9.99%
Common stock, shares exchanged for warrants
Warrant outstanding (in shares)											382,205											382,205		382,205
Percentage of consecutive trading day exercise days																								125.00%
Common Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common warrants	884,159
Common Warrants [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted
Common Warrants Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Private placement of common warrants | $					$ 1,397,998
Prepaid Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common warrants
Common stock, shares exchanged for warrants																								2,816,291
Warrant outstanding (in shares)											3,871,992											3,871,992		3,871,992	507,394
Prepaid Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																			$ 0.001	$ 0.001
Common stock, shares exchanged for warrants																			1,250,777
Warrant outstanding (in shares)																			1,919,433
Prepaid warrants exercised																			1,252,559
Prepaid Warrants [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares exchanged for warrants																			1,115,909
Warrant outstanding (in shares)																			1,203,783
Prepaid warrants exercised																			1,117,559
Liquidation preference | $																			$ 3,433,497
Prepaid Warrants [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares exchanged for warrants																			39,200
Prepaid warrants exercised																			700,000	700,000
Proceeds from exchange of warrants | $																			$ 392,000	$ 392,000
prepaid warrant																			0.56	0.56
Prepaid Warrants [Member] | 2022 and 2023 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted					507,394
Prepaid Warrants [Member] | 2022 and 2023 Convertible Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																					1,420,406
Prepaid Warrants [Member] | Convertible Whiskey Special Ops 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted					546,927
Prepaid Warrants [Member] | Whiskey Special Ops Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted					546,927
Prepaid Warrants [Member] | 2022 And 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																								507,394
Prepaid Warrants [Member] | Exchange Of Convertible Whiskey Special Ops 2024 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted							546,927								546,927
Prepaid Warrants [Member] | Conversion of Whiskey Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																								546,927
Prepaid Warrants [Member] | Conversion of Whiskey Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																					1,422,265
Prepaid Warrants [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted															546,927									546,927
Warrant [Member] | Common Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares													$ 5.00
Warrants issued (in shares)													5,000
Warrant [Member] | May 2024 and July 2024 Factoring Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00
Related warrants share					24,978
Warrant [Member] | May 2024 and July 2024 Factoring Agreements [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Related warrants share					16,667
Warrant [Member] | July 2024 Accounts Receivable Factoring Arrangement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00
Warrants converted					15,625
Six Point Zero Zero Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 6.00
Six Point Zero Zero Warrant [Member] | Measurement Input IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants measurement input | Integer																							5.00
Six Point Zero Zero Warrant [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 6.00
Warrants issued (in shares)																							93,789
Warrant outstanding (in shares)																							510,315
Warrants outstanding | $																							$ 937,959
Six Point Zero Zero Warrant [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 6.00
Warrant outstanding (in shares)																							321,026
Warrants outstanding | $																							$ 590,045
2024 Series Point Convertible Whiskey Special Ops 2024 Notes Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)					197,013																				0
Warrants Exercised For Five [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 5.00
Warrants issued (in shares)											60,563											60,563		60,563
Warrants Exercised For Five [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00																		$ 5.00
Warrants issued (in shares)																							60,563
Warrants Reclassifed on IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00
Warrant outstanding (in shares)					246,267
Warrants Reclassifed on IPO [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)					75,705
Warrants Reclassifed on IPO [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)					75,705
$8 Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 8						$ 8											$ 8		$ 8
Warrants issued (in shares)					762,488						725,608											725,608		725,608
Share conversion threshold period					24 months
Trading days | Integer					10
Exercise price of the warrant percentage					200.00%
$8 Contingent Legacy Shareholder Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)					128,358						115,456											115,456		115,456
Warrants issued (in shares)																								1 year 10 months 20 days
$12 Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 12						$ 12											$ 12		$ 12
Warrants issued (in shares)					1,524,976						1,451,216											1,451,216		1,451,216
Share conversion threshold period					42 months
Trading days | Integer					10
Exercise price of the warrant percentage					300.00%
$12 Contingent Legacy Shareholder Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)					256,716						230,912											230,912		230,912
Warrants issued (in shares)																								3 years 4 months 20 days
$20 Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 20						$ 20											$ 20		$ 20
Warrants issued (in shares)					1,906,220						1,814,020											1,814,020		1,814,020
Share conversion threshold period					60 months
Trading days | Integer					10
Exercise price of the warrant percentage					500.00%
$20 Contingent Legacy Shareholder Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)					320,895						288,640											288,640		288,640
Warrants issued (in shares)																								4 years 10 months 24 days
Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding | $																													$ 8,828
Trading days | Integer					10
Equity Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)											413,971											413,971		413,971
6.00 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares											$ 6.00											$ 6.00	$ 6.00	$ 6.00
Warrants issued (in shares)											83,333											83,333		83,333
6.00 Warrant [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares													$ 6.00										$ 6.00
Warrants converted													29,705
Warrant outstanding (in shares)																							321,026
6.00 Warrant [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 6.00
Warrants issued (in shares)																							937,959
Convertible conversion price | $ / shares																							$ 6.00
6.00 Warrant [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																							590,045
Warrants Exercised For 5 [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 5.00
Warrants issued (in shares)											197,013											197,013		197,013
Warrants Exercised For 5 [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00																		$ 5.00
Warrants issued (in shares)					60,563						60,563											60,563		60,563
Variable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																									35,720
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold					1,687,500
Stock price (in dollars per share) | $ / shares					$ 4.00											$ 4.00							5.00
Proceeds from issuance initial public offering | $					$ 5,960,000
Underwriting discounts and commission | $					$ 790,000
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares	$ 4.00
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares					$ 4.00
Convertible promissory notes converted					3,312,148
IPO [Member] | Whiskey Special Ops Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted					2,399,090
IPO [Member] | Whiskey Special Ops 2023 Notes [Member] | Related Party [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																									$ 5.00
IPO [Member] | 6.00 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 6.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriter fee as percentage of offering proceeds					5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 4.00																							$ 4.00
Warrants issued (in shares)					84,377						84,377											84,377		84,377				84,377
Over-Allotment Option [Member] | Underwriter Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares		$ 4.00
Warrants issued (in shares)		97,034
Underwriter fee as percentage of offering proceeds		15.00%
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares			$ 1.11						$ 1.11
Proceeds from ELOC purchase agreement | $									$ 1,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible conversion price | $ / shares																			$ 0.4736
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible conversion price | $ / shares																			$ 1.17
ELOC Purchase Agreement [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from ELOC purchase agreement | $																			$ 1,150,000	$ 1,150,000
ELOC Purchase Agreement [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from ELOC purchase agreement | $			$ 1,000,000